Consolidated Statements of Shareholders' Equity	Total USD ($)	Total CNY	Ordinary shares [Member] USD ($)	Ordinary shares [Member] CNY	High-vote ordinary shares [Member] USD ($)	High-vote ordinary shares [Member] CNY	Treasury stock [Member] USD ($)	Treasury stock [Member] CNY	Additional paid- in capital [Member] USD ($)	Additional paid- in capital [Member] CNY	Statutory reserves [Member] USD ($)	Statutory reserves [Member] CNY	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY
Balance at Dec. 31, 2009		1,043,500,297		1,879,312		2,362,999		(103,392,701)		1,326,984,833		1,961,132		(186,295,278)
Balance, shares at Dec. 31, 2009				22,817,507		28,550,704		(4,000,000)
Net income		20,628,408												20,628,408
Statutory reserves												4,760,067		(4,760,067)
Exercise of stock options		13,410,596		103,371				5,262,595		8,394,251				(349,621)
Exercise of stock options, shares				1,717,882				203,582
Vesting of performance units		12,024		8,432				1,977,267		(269,089)				(1,704,586)
Vesting of performance units, shares				200,012				76,490
Share-based compensation cost		17,317,359								17,317,359
Balance at Dec. 31, 2010		1,094,868,684		1,991,115		2,362,999		(96,152,839)		1,352,427,354		6,721,199		(172,481,144)
Balance, shares at Dec. 31, 2010				24,735,401		28,550,704		(3,719,928)
Net income		39,270,319												39,270,319
Statutory reserves												7,885,227		(7,885,227)
Exercise of stock options		34,773,364		129,259				13,083,254		21,698,670				(137,819)
Exercise of stock options, shares				2,490,159				506,122
Vesting of performance units		47,743						7,575,342		(607,576)				(6,920,023)
Vesting of performance units, shares				293,050				293,050
Issuance of new shares to TCH Sapphire, net of offering expenses		548,738,742		392,584		327,951				548,018,207
Issuance of new shares to TCH Sapphire, net of offering expenses, shares				6,031,500		5,038,500
Issuance of new shares to Expedia Asia Pacific, net of offering expenses		267,906,836		351,513						267,555,323
Issuance of new shares to Expedia Asia Pacific, net of offering expenses, shares				5,400,500
Share-based compensation cost		20,377,087								20,377,087
Balance at Dec. 31, 2011		2,005,982,775		2,864,471		2,690,950		(75,494,243)		2,209,469,065		14,606,426		(148,153,894)
Balance, shares at Dec. 31, 2011				38,950,610		33,589,204		(2,920,756)
Net income	75,645	471,278												471,278
Statutory reserves												802,281		(802,281)
Exercise of stock options		14,032,122						13,095,145		1,307,262				(370,285)
Exercise of stock options, shares				506,582				506,582
Vesting of performance units		31,082						5,045,041		(1,307,262)				(37,066,987)
Vesting of performance units, shares				195,166				195,166
Share-based compensation cost		29,107,731								29,107,731
Repurchase of ordinary shares		(12,750,725)						(12,750,725)
Repurchase of ordinary shares, shares								(316,466)
Balance at Dec. 31, 2012	$ 326,940,861	2,036,874,263	$ 459,779	2,864,471	$ 431,927	2,690,950	$ (11,252,593)	(70,104,782)	$ 359,316,350	2,238,576,796	$ 2,473,268	15,408,707	$ (24,487,870)	(152,561,879)
Balance, shares at Dec. 31, 2012			39,652,358		33,589,204		(2,535,474)